Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Aggregate balance at the beginning of the year	$ 4,036
New loans	2,004
Repayments	(1,140)
Aggregate balance at the end of the year	$ 4,900